SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 1:	SIGNIFICANT ACCOUNTING POLICIES

a.	Unaudited interim financial information:

The accompanying consolidated balance sheet as of June 30, 2013, consolidated statements of operations for the three and six months ended June 30, 2013 and 2012 and consolidated statements of cash flows for the three and six months ended June 30, 2013 and 2012 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2013, the Company's consolidated results of operations for the three and six months ended June 30, 2013 and 2012 and the Company's consolidated cash flows for the three and six months ended June 30, 2013 and 2012.

The balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

These consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2012 included in the Company's Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 19, 2013.

Results for the three and six months ended June 30, 2013 are not necessarily indicative of results that may be expected for the year ending December 31, 2013.

b.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c.
In November 2011, Shagrir, together with T.M.C. Transportation Ltd. ("TMC"), signed an agreement for the establishment of a limited partnership, TMC Systems, LP ("the partnership"). Shagrir holds 51% of the partnership's capital. The activities of TMC were transferred to the partnership. The partnership was established at January 1 2012.

The partnership engages in the solutions for management, control and collection of travel fares from taxis and transportation service fleets.

Shagrir granted a shareholders' loan to the partnership in an amount of NIS 2.5 million. This loan carries an annual interest rate of prime plus 4%.

On August 1, 2012, Shagrir signed an agreement to sell the partnership's entire share capital to Gastech Mobile Communication solution Ltd. for its par value. In addition, Shagrir sold the rights to receive payments from a loan which Shagrir had provided to the partnership in the amount of NIS 2.5 million including interest and linkage to the Israeli CPI for NIS 1 million. As a result the partnership's results are presented as loss from discontinued operations on consolidated statement of income.

The following table presents the results from discontinued operations:

	Period ended June 1 2012	Period ended August 1 2012

Revenues	2	3
Cost of revenues	120	143

Gross loss	(118)	(140)

Operating expenses:
Sales and marketing	48	60
General and administrative	165	181
Impairment of goodwill and intangible asset	354	348

Operating loss	(684)	(729)

Financial expense, net	16	18

Net loss	(700)	(747)

*)	As a result of the partnership's sale a loss was recorded in the amount of $248, and is considered to be a loss on discontinued operation.
**)	Cash flow from discontinued operation was immaterial and as such no discontinued operation presented on the cash flow statement.

d.	Principles of consolidation:

Our consolidated financial statements include the accounts of the Company and its' wholly and majority owned subsidiaries, referred to herein as the group.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.